Transactions with related parties, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Commissions	$ 625	$ 1,328	$ 672
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Management fees, including capitalized fees	305	1,641	758
Commissions	127	687	270
Administrative Fees	20	120	120
Brokerage Fees	$ 217	$ 1,300	$ 1,182